Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 42.2%	Shares	Value
Aerospace & Defense - 2.0%
AeroVironment, Inc.(a)	1,404	$215,205
Bombardier, Inc. - Class B(a)	3,281	140,987
Embraer SA - ADR(a)	10,455	278,521
Hexcel Corp.	2,075	151,164
Kratos Defense & Security Solutions, Inc.(a)	10,629	195,361
Leonardo DRS, Inc.(a)	5,200	114,868
Moog, Inc. - Class A	2,055	328,080
		1,424,186

Agriculture - 1.1%
Adecoagro SA	11,000	121,220
Dole PLC	2,750	32,808
GrainCorp Ltd. - Class A	11,000	59,134
The Andersons, Inc.	4,024	230,857
Universal Corp.	3,549	183,554
Vital Farms, Inc.(a)	10,546	245,194
		872,767

Auto Parts & Equipment - 1.1%
Autoliv, Inc.	1,869	225,084
Gentex Corp.	9,412	339,962
The Goodyear Tire & Rubber Co.(a)	6,276	86,169
Titan International, Inc.(a)	11,000	137,060
		788,275

Biotechnology - 0.1%
Twist Bioscience Corp.(a)	3,088	105,949

Building Materials - 3.9%
Armstrong World Industries, Inc.	2,157	267,943
Boise Cascade Co.	2,550	391,094
Eagle Materials, Inc.	1,235	335,611
Griffon Corp.	4,314	316,389
Louisiana-Pacific Corp.	3,811	319,781
Mohawk Industries, Inc.(a)	1,650	215,969
Owens Corning	2,060	343,608
Rockwool A/S - Class B	669	219,787
Summit Materials, Inc. - Class A(a)	4,560	203,239
Tecnoglass, Inc.	3,038	158,067
West Fraser Timber Co. Ltd.	1,287	111,235
		2,882,723

Chemicals - 3.3%
Ashland, Inc.	3,472	338,069
Avient Corp.	4,706	204,240
Balchem Corp.	1,654	256,287
Cabot Corp.	2,542	234,372
Element Solutions, Inc.	10,659	266,261
HB Fuller Co.	2,428	193,609
Mativ Holdings, Inc.	4,462	83,663
Methanex Corp.	3,819	170,442
Minerals Technologies, Inc.	3,327	250,457
Olin Corp.	1,370	80,556
Orion SA	2,214	52,073
Sensient Technologies Corp.	1,982	137,135
Tronox Holdings PLC	8,148	141,368
		2,408,532

Coal - 1.0%
Alpha Metallurgical Resources, Inc.	1,044	345,741
Arch Resources, Inc. - Class A	1,434	230,573
Peabody Energy Corp.	5,831	141,460
		717,774

Commercial Services - 2.0%
Bakkt Holdings, Inc.(a)	11,000	5,058
Bitfarms Ltd.(a)	11,000	24,530
Block, Inc.(a)	1,577	133,383
Cipher Mining, Inc.(a)	11,000	56,650
Cleanspark, Inc.(a)	11,000	233,310
CoreCivic, Inc.(a)	11,000	171,710
Global Payments, Inc.	1,654	221,074
Hive Digital Technologies Ltd.(a)	5,500	18,535
Iris Energy Ltd.(a)	8,848	47,779
Marathon Digital Holdings, Inc.(a)	3,442	77,720
Marqeta, Inc. - Class A(a)	11,000	65,560
Riot Platforms, Inc.(a)	3,835	46,940
Shift4 Payments, Inc. - Class A(a)	2,367	156,388
StoneCo Ltd. - Class A(a)	5,500	91,355
Terawulf, Inc.(a)	10,762	28,304
The GEO Group, Inc.(a)	11,000	155,320
		1,533,616

Computers - 0.3%
Infosys Ltd. - ADR	11,000	197,230
Lumentum Holdings, Inc.(a)	876	41,479
		238,709

Cosmetics & Personal Care - 1.3%
elf Beauty, Inc.(a)	3,804	745,698
Inter Parfums, Inc.	1,537	215,964
		961,662

Distribution & Wholesale - 0.7%
Core & Main, Inc. - Class A(a)	5,500	314,875
H&E Equipment Services, Inc.	2,798	179,576
		494,451

Diversified Financial Services - 0.5%
Argo Blockchain PLC - ADR(a)	11,000	23,870
Bit Digital, Inc.(a)	11,000	31,570
Coinbase Global, Inc. - Class A(a)	1,147	304,092
		359,532

Electrical Components & Equipment - 0.8%
Encore Wire Corp.	957	251,480
EnerSys	1,652	156,048
Universal Display Corp.	1,249	210,394
		617,922

Electronics - 1.5%
Atkore, Inc.	816	155,334
Badger Meter, Inc.	1,452	234,948
Brady Corp. - Class A	4,806	284,900
Coherent Corp.(a)	2,234	135,425
nVent Electric PLC	3,748	282,599
		1,093,206

Engineering & Construction - 0.2%
Granite Construction, Inc.	2,968	169,562

Entertainment - 0.3%
Light & Wonder, Inc.(a)	2,176	222,148

Environmental Control - 0.3%
Clean Harbors, Inc.(a)	1,243	250,228

Food - 1.8%
Cal-Maine Foods, Inc.	3,866	227,514
Ingredion, Inc.	3,061	357,678
John B Sanfilippo & Son, Inc.	1,707	180,805
Krispy Kreme, Inc.	10,098	153,843
Mowi ASA	11,000	201,726
Pilgrim's Pride Corp.(a)	8,834	303,183
		1,424,749

Forest Products & Paper - 0.6%
Mercer International, Inc.	16,500	164,175
Sylvamo Corp.	4,559	281,473
		445,648

Hand & Machine Tools - 0.3%
Enerpac Tool Group Corp.	5,927	211,357

Healthcare - Products - 0.6%
UFP Technologies, Inc.(a)	1,777	448,159

Housewares - 0.3%
The Scotts Miracle-Gro Co.	2,539	189,384

Insurance - 0.3%
Arch Capital Group Ltd.(a)	2,516	232,579

Investment Companies - 0.2%
Galaxy Digital Holdings Ltd.(a)	11,000	117,621

Iron & Steel - 1.3%
Carpenter Technology Corp.	2,980	212,832
Cleveland-Cliffs, Inc.(a)	10,404	236,587
Commercial Metals Co.	6,672	392,113
United States Steel Corp.	3,373	137,551
		979,083

Machinery - Construction & Mining - 1.0%
BWX Technologies, Inc.	2,997	307,553
Oshkosh Corp.	2,219	276,731
Terex Corp.	2,540	163,576
		747,860

Machinery - Diversified - 1.4%
Alamo Group, Inc.	1,147	261,895
Albany International Corp. - Class A	1,855	173,461
Columbus McKinnon Corp.	5,800	258,854
Flowserve Corp.	6,344	289,793
Mueller Water Products, Inc. - Class A	5,500	88,495
		1,072,498

Marine Manufacturers - 0.2%
Brunswick Corp.	1,909	184,257

Media - 0.1%
Liberty Media Corp.-Liberty Formula One - Class C(a)	1,379	90,462

Metal Fabricate & Hardware - 1.8%
Advanced Drainage Systems, Inc.	1,715	295,392
AZZ, Inc.	8,270	639,353
RBC Bearings, Inc.(a)	1,065	287,923
The Timken Co.	1,772	154,926
		1,377,594

Mining - 1.7%
Alamos Gold, Inc. - Class A	10,100	148,975
Anglogold Ashanti PLC	4,248	94,306
Cameco Corp.	2,707	117,267
Kaiser Aluminum Corp.	3,235	289,080
Lundin Mining Corp.	11,000	112,662
NAC Kazatomprom JSC - GDR	8,120	328,454
NexGen Energy Ltd.(a)	11,000	85,470
Uranium Energy Corp.(a)	11,000	74,250
		1,250,464

Miscellaneous Manufacturers - 1.2%
AMMO, Inc.(a)	11,200	30,800
Axon Enterprise, Inc.(a)	870	272,206
ITT, Inc.	2,231	303,483
Smith & Wesson Brands, Inc.	10,565	183,408
Trinity Industries, Inc.	6,031	167,963
		957,860

Miscellaneous Manufacturing - 0.5%
Hillenbrand, Inc.	3,499	175,965
Materion Corp.	1,506	198,415
		374,380

Oil & Gas Services - 0.3%
ChampionX Corp.	1,610	57,783
Oceaneering International, Inc.(a)	6,443	150,766
		208,549

Packaging & Containers - 1.7%
AptarGroup, Inc.	1,833	263,749
Berry Global Group, Inc.	1,383	83,644
Clearwater Paper Corp.(a)	4,324	189,089
Graphic Packaging Holding Co.	8,977	261,949
Greif, Inc. - Class A	511	35,285
Silgan Holdings, Inc.	5,435	263,923
Stora Enso Oyj	15,125	210,476
		1,308,115

Pharmaceuticals - 0.5%
Compass Pathways PLC - ADR(a)	7,070	58,822
Green Thumb Industries, Inc.(a)	9,407	137,916
Trulieve Cannabis Corp.(a)	9,774	121,195
		317,933

Pipelines - 0.7%
Golar LNG Ltd.	12,079	290,621
Koninklijke Vopak NV	5,318	205,212
		495,833

REITS - 0.9%
Blackstone Mortgage Trust, Inc. - Class A	1,786	35,559
Innovative Industrial Properties, Inc.	1,904	197,140
Rayonier, Inc.	6,892	229,090
Starwood Property Trust, Inc.	9,545	194,050
		655,839

Semiconductors - 0.7%
Canaan, Inc. - ADR(a)	11,200	17,024
Rambus, Inc.(a)	4,198	259,478
Veeco Instruments, Inc.(a)	7,692	270,528
		547,030

Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	774	225,598

Software - 0.9%
C3.ai, Inc. - Class A(a)	2,971	80,425
Cloudflare, Inc. - Class A(a)	1,467	142,050
DigitalOcean Holdings, Inc.(a)	791	30,200
MicroStrategy, Inc. - Class A(a)	241	410,800
		663,475

Telecommunications - 0.0%(b)
Applied Digital Corp.(a)	2,946	12,609

Transportation - 1.8%
ArcBest Corp.	1,047	149,198
Danaos Corp.	2,856	206,203
Frontline PLC	9,800	229,124
Kirby Corp.(a)	2,471	235,536
Knight-Swift Transportation Holdings, Inc.	973	53,534
Scorpio Tankers, Inc.	3,506	250,855
Star Bulk Carriers Corp.	9,137	218,100
		1,342,550

Trucking & Leasing - 0.7%
GATX Corp.	2,617	350,756
The Greenbrier Cos, Inc.	2,727	142,077
		492,833
TOTAL COMMON STOCKS (Cost $26,285,574)		31,515,561

EXCHANGE TRADED FUNDS - 16.0%
Invesco Senior Loan ETF	31,838	673,374
iShares 0-5 Year High Yield Corporate Bond ETF	17,040	725,052
iShares 0-5 Year TIPS Bond ETF	15,150	1,506,365
iShares Bitcoin Trust(a)	8,065	326,391
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,005	448,798
iShares MBS ETF	6,507	601,377
iShares National Muni Bond ETF	7,024	755,782
iShares Preferred and Income Securities ETF	17,437	561,995
iShares Short-Term National Muni Bond ETF	17,742	1,858,119
iShares TIPS Bond ETF	8,451	907,722
SPDR Bloomberg Convertible Securities ETF	9,259	676,277
SPDR Bloomberg High Yield Bond ETF	7,911	753,127
Vanguard Intermediate-Term Corporate Bond ETF	7,709	620,652
Vanguard Long-Term Corporate Bond ETF	4,506	352,504
Vanguard Short-Term Corporate Bond ETF	15,929	1,231,471
TOTAL EXCHANGE TRADED FUNDS (Cost $11,705,458)		11,999,006

CLOSED END INVESTMENT TRUSTS - 0.3%
Sprott Physical Uranium Trust(a)	10,167	210,740
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $135,637)		210,740

SHORT-TERM INVESTMENTS - 28.3%
U.S. Treasury Bills - 28.3%	Par
5.27%, 04/04/2024(c)	2,000,000	1,999,136
5.26%, 04/09/2024(c)	2,000,000	1,997,673
5.26%, 04/11/2024(c)	2,000,000	1,997,092
5.29%, 04/18/2024(c)	2,000,000	1,995,033
5.28%, 04/25/2024(c)	2,000,000	1,992,998
5.32%, 04/30/2024(c)	2,000,000	1,991,537
5.32%, 05/07/2024(c)	2,500,000	2,486,891
5.29%, 05/14/2024(c)	3,000,000	2,981,172
5.23%, 05/21/2024(c)	2,000,000	1,985,389
5.23%, 05/28/2024(c)	1,750,000	1,735,469
TOTAL SHORT-TERM INVESTMENTS (Cost $21,162,738)		21,162,390

TOTAL INVESTMENTS - 86.8% (Cost $59,289,407)		$64,887,697
Other Assets in Excess of Liabilities - 13.2%		9,937,853
TOTAL NET ASSETS - 100.0%		$74,825,550

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown is the effective yield as of March 31, 2024.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Securities Sold Short
as of March 31, 2024 (Unaudited)

COMMON STOCKS - (8.0)%	Shares	Value
Agriculture - (0.3)%
British American Tobacco PLC - ADR	(7,927)	$(241,774)

Apparel - (0.3)%
Kering SA	(488)	(193,080)

Beverages - (1.1)%
Diageo PLC	(6,405)	(236,705)
Keurig Dr Pepper, Inc.	(10,454)	(320,624)
PepsiCo, Inc.	(1,371)	(239,939)
		(797,268)

Biotechnology - (0.2)%
Royalty Pharma PLC - Class A	(5,015)	(152,305)

Electric - (0.6)%
Eversource Energy	(4,220)	(252,230)
NextEra Energy, Inc.	(2,665)	(170,320)
		(422,550)

Food - (2.2)%
Conagra Brands, Inc.	(9,247)	(274,081)
General Mills, Inc.	(2,230)	(156,033)
Hormel Foods Corp.	(8,739)	(304,904)
Kellanova	(5,629)	(322,485)
Nestle SA	(3,006)	(319,556)
The Hershey Co.	(1,659)	(322,676)
		(1,699,735)

Healthcare - Products - (0.1)%
Medtronic PLC	(989)	(86,191)

Healthcare - Services - (0.2)%
UnitedHealth Group, Inc.	(240)	(118,728)

Insurance - (0.2)%
Aon PLC - Class A	(488)	(162,855)

Pharmaceuticals - (1.4)%
AstraZeneca PLC - ADR	(3,642)	(246,745)
Becton Dickinson & Co.	(506)	(125,210)
Bristol-Myers Squibb Co.	(4,039)	(219,035)
Pfizer, Inc.	(7,266)	(201,632)
Roche Holding AG	(879)	(224,165)
		(1,016,787)

REITS - (0.7)%
Mid-America Apartment Communities, Inc.	(2,503)	(329,344)
Realty Income Corp.	(3,295)	(178,260)
		(507,604)

Retail - (0.1)%
Dollar General Corp.	(660)	(103,000)

Software - (0.3)%
Paycom Software, Inc.	(952)	(189,458)

Transportation - (0.3)%
United Parcel Service, Inc. - Class B	(1,628)	(241,970)
TOTAL COMMON STOCKS (Proceeds $6,343,975)		(5,933,305)

TOTAL SECURITIES SOLD SHORT - (8.0)% (Proceeds $6,343,975)		(5,933,305)

Percentages are stated as a percent of net assets.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	6	09/16/2024	$1,566,209	$(906)
3 Month Euribor	19	09/15/2025	5,003,780	(3,654)
3 Month Swiss Average Overnight Rate	40	12/17/2024	10,982,014	8,738
3 Month Swiss Average Overnight Rate	32	06/17/2025	8,799,822	329
Arabica Coffee	2	05/20/2024	141,638	(385)
Arabica Coffee	8	09/20/2024	184,200	(2,366)
Brent Crude Oil	1	04/30/2024	87,000	5,746
Copper	5	05/29/2024	500,875	(10,848)
Cotton No.2	6	05/08/2024	274,140	(11,501)
Crude Oil	1	05/21/2024	82,420	895
Crude Palm Oil	20	06/14/2024	436,932	(15,873)
Ether Dollar Reference Rate	1	04/26/2024	180,225	(4,208)
Euro BUXL 30 Year Bonds	1	06/06/2024	146,663	(47)
Euro STOXX 50 Dividend Index	32	12/19/2025	556,414	26,128
Euro STOXX 50 Dividend Index	32	12/18/2026	544,318	43,710
Euro STOXX Select Dividend 30 Index	51	06/21/2024	898,902	39,373
Euro-BOBL	4	06/06/2024	510,838	117
Euro-BTP Italian Government Bonds	5	06/06/2024	642,651	1,658
Euro-Bund	5	06/06/2024	720,249	(16)
French Government Bonds	5	06/06/2024	692,115	(2,230)
Frozen Concentrated Orange Juice	8	05/10/2024	435,900	22,426
Gold	3	06/26/2024	671,520	11,836
ICE 3 Month SONIA Rate	11	12/16/2025	3,342,271	3,781
Japanese 10 Year Government Bonds	1	06/13/2024	963,890	2,837
London Cocoa	15	05/15/2024	1,568,196	857,939
London Metals - Lead	1	06/17/2024	51,313	(2,183)
London Metals - Tin	1	06/17/2024	137,480	(3,603)
Long Gilt	1	06/26/2024	126,249	2,637
Low Sulphur Gas Oil	2	06/12/2024	160,400	492
NY Harbor ULSD	2	05/31/2024	220,055	(3,651)
Reformulated Gasoline Blendstock	2	05/31/2024	225,834	2,041
Robusta Coffee	10	05/24/2024	347,900	30,664
Rough Rice	9	05/14/2024	294,480	(45,496)
SGX Technically Specified Rubber 20	47	05/31/2024	386,105	(26,753)
SGX TSI Iron Ore	14	04/30/2024	142,730	(20,650)
Short-term Euro-BTP	23	06/06/2024	2,630,048	(572)
Sugar #11	3	04/30/2024	75,667	(1,326)
Sunflower Seeds	7	05/23/2024	178,916	1,992
US Cocoa	12	05/15/2024	1,171,920	501,022
White Maize	7	07/24/2024	198,989	27,752
White Sugar	2	04/15/2024	65,250	1,023
Yellow Maize	19	07/24/2024	432,652	13,125
				$1,449,993

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(6)	06/18/2024	$687,656	$(5,179)
3 Month Canadian Bankers' Acceptances	(7)	09/18/2024	1,230,658	810
3 Month Canadian Bankers' Acceptances	(8)	03/19/2025	1,414,299	1,665
3 Month New Zealand Treasury Bill	(26)	09/11/2024	15,354,388	(15,414)
30 Day Federal Funds Rate	(10)	10/31/2024	3,963,650	1,835
3-Month Secured Overnight Financing Rate	(15)	12/17/2024	3,567,563	4,248
3-Month Secured Overnight Financing Rate	(15)	12/16/2025	3,604,500	7,436
Australian 90 Day Bank Bills	(23)	09/12/2024	14,853,697	1,344
Australian 90 Day Bank Bills	(16)	03/13/2025	10,340,568	189
Australian Government 10 Year Bonds	(9)	06/17/2024	684,571	(569)
Australian Government 3 Year Bonds	(12)	06/17/2024	837,122	(54)
Canadian 10 Year Government Bonds	(6)	06/19/2024	533,560	(691)
Canadian Canola Oil	(24)	07/12/2024	225,626	(730)
Class III Milk	(6)	06/04/2024	191,520	1,169
Corn Future	(35)	05/15/2024	190,049	(2,336)
Corn No. 2 Yellow	(12)	05/14/2024	265,200	(7,111)
Crude Soybean Oil	(5)	05/14/2024	143,850	(236)
European Rapeseed	(21)	04/30/2024	496,690	(17,123)
Euro-Schatz	(21)	06/06/2024	2,397,265	1,859
Feeder Cattle	(1)	05/23/2024	124,350	3,870
Hard Red Winter Wheat	(6)	07/12/2024	173,925	(2,056)
ICE 3 Month SONIA Rate	(5)	12/17/2024	1,505,081	(1,518)
ICE European Climate Exchange Emissions	(3)	12/16/2024	200,231	59,788
Lean Hogs	(6)	06/14/2024	243,480	2,789
Live Cattle	(19)	05/31/2024	284,906	(1,229)
London Metals - Aluminum	(4)	06/17/2024	233,464	(7,442)
London Metals - Lead	(8)	06/17/2024	410,504	(4,296)
London Metals - Nickel	(2)	06/17/2024	200,884	19,467
Milling Wheat No. 2	(15)	05/10/2024	164,834	5,809
Palladium	(2)	06/26/2024	204,300	(11,309)
Platinum	(2)	07/29/2024	92,110	(109)
Red Spring Wheat	(7)	05/14/2024	225,750	11,518
Soybean	(5)	05/14/2024	297,875	574
Soybean	(6)	05/24/2024	140,968	(14,645)
U.S. Treasury 10 Year Notes	(11)	06/18/2024	1,218,766	(7,347)
U.S. Treasury 2 Year Notes	(10	06/28/2024	2,044,844	588
U.S. Treasury 5 Year Note	(16)	06/28/2024	1,712,250	(5,184)
U.S. Treasury Long Bonds	(4)	06/18/2024	481,750	(7,422)
U.S. Treasury Ultra Bonds	(2)	06/18/2024	258,000	(4,227)
US 3 Year Notes	(9)	06/28/2024	1,877,063	(1,580)
Wheat	(5)	05/14/2024	140,063	9,162
Wheat	(23)	07/24/2024	376,830	(236)
				$16,077
Total Unrealized Appreciation (Depreciation)				$1,466,070

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Forward Currency Contracts
as of March 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

06/20/2024	AUD	1,382,000	CHF	804,179	StoneX Financial, Inc.	$2,469
06/20/2024	AUD	608,000	CNH	2,884,960	StoneX Financial, Inc.	(1,350)
06/20/2024	AUD	703,000	JPY	67,982,645	StoneX Financial, Inc.	4,680
06/20/2024	BRL	1,899,000	USD	378,513	StoneX Financial, Inc.	(2,154)
06/20/2024	CAD	921,095	AUD	1,030,000	StoneX Financial, Inc.	7,917
06/20/2024	CAD	390,000	CHF	258,326	StoneX Financial, Inc.	(974)
06/20/2024	CAD	826,087	CNH	4,389,000	StoneX Financial, Inc.	4,253
06/20/2024	CAD	716,000	JPY	77,421,474	StoneX Financial, Inc.	11,516
06/20/2024	CAD	597,928	NZD	722,000	StoneX Financial, Inc.	10,508
06/20/2024	CHF	411,189	AUD	712,000	StoneX Financial, Inc.	(4,769)
06/20/2024	CHF	681,310	CAD	1,055,000	StoneX Financial, Inc.	(16,974)
06/20/2024	CHF	696,000	CNH	5,722,164	StoneX Financial, Inc.	(11,251)
06/20/2024	CHF	958,167	EUR	1,003,000	StoneX Financial, Inc.	(13,125)
06/20/2024	CHF	681,000	JPY	114,087,930	StoneX Financial, Inc.	(421)
06/20/2024	CNH	4,178,000	JPY	85,147,640	StoneX Financial, Inc.	7,819
06/20/2024	COP	1,428,431,000	USD	361,354	StoneX Financial, Inc.	3,070
06/20/2024	EUR	379,000	AUD	626,614	StoneX Financial, Inc.	966
06/20/2024	EUR	214,000	CAD	316,473	StoneX Financial, Inc.	(2,225)
06/20/2024	EUR	3,134,000	CHF	3,008,042	StoneX Financial, Inc.	25,175
06/20/2024	EUR	392,479	CNH	3,079,000	StoneX Financial, Inc.	(436)
06/20/2024	EUR	1,120,000	CZK	28,382,256	StoneX Financial, Inc.	1,387
06/20/2024	EUR	324,000	JPY	51,736,126	StoneX Financial, Inc.	4,834
06/20/2024	EUR	388,000	NOK	4,456,579	StoneX Financial, Inc.	8,873
06/20/2024	GBP	716,000	AUD	1,383,338	StoneX Financial, Inc.	261
06/20/2024	GBP	749,000	CAD	1,290,875	StoneX Financial, Inc.	(8,471)
06/20/2024	GBP	918,000	CHF	1,024,509	StoneX Financial, Inc.	11,961
06/20/2024	GBP	274,000	CNH	2,506,333	StoneX Financial, Inc.	(305)
06/20/2024	GBP	854,979	EUR	996,000	StoneX Financial, Inc.	1,129
06/20/2024	GBP	311,000	JPY	57,938,737	StoneX Financial, Inc.	5,231
06/20/2024	GBP	268,000	SEK	3,605,458	StoneX Financial, Inc.	324
06/20/2024	GBP	665,000	USD	852,333	StoneX Financial, Inc.	(11,884)
06/20/2024	HUF	197,139,312	EUR	493,000	StoneX Financial, Inc.	3,485
06/20/2024	HUF	98,467,000	USD	269,423	StoneX Financial, Inc.	(815)
06/20/2024	INR	46,106,000	USD	555,762	StoneX Financial, Inc.	(4,383)
06/20/2024	MXN	7,716,000	USD	455,957	StoneX Financial, Inc.	2,092
06/20/2024	NOK	5,493,000	JPY	77,821,846	StoneX Financial, Inc.	(13,559)
06/20/2024	NZD	1,727,935	AUD	1,602,000	StoneX Financial, Inc.	(14,033)
06/20/2024	NZD	396,000	JPY	35,468,017	StoneX Financial, Inc.	(534)
06/20/2024	PHP	32,942,000	USD	595,431	StoneX Financial, Inc.	(10,264)
06/20/2024	PLN	3,397,000	EUR	787,934	StoneX Financial, Inc.	(2,850)
06/20/2024	PLN	2,295,000	USD	581,902	StoneX Financial, Inc.	(6,916)
06/20/2024	SEK	6,752,909	CHF	576,000	StoneX Financial, Inc.	(11,782)
06/20/2024	SEK	7,944,988	EUR	710,000	StoneX Financial, Inc.	(23,807)
06/20/2024	SEK	1,121,913	GBP	86,000	StoneX Financial, Inc.	(3,395)
06/20/2024	SEK	5,199,000	JPY	73,861,127	StoneX Financial, Inc.	(6,459)
06/20/2024	SEK	6,674,006	NOK	6,837,000	StoneX Financial, Inc.	(5,114)
06/20/2024	SEK	4,666,000	USD	453,855	StoneX Financial, Inc.	(15,937)
06/20/2024	SGD	1,143,811	CNH	6,164,000	StoneX Financial, Inc.	(1,625)
06/20/2024	USD	284,683	AUD	428,000	StoneX Financial, Inc.	4,790
06/20/2024	USD	1,522,069	CHF	1,368,000	StoneX Financial, Inc.	(11,142)
06/21/2024	USD	346,317	CLP	327,789,000	StoneX Financial, Inc.	12,842
06/20/2024	USD	772,597	CNH	5,526,000	StoneX Financial, Inc.	8,418
06/20/2024	USD	624,860	CZK	14,396,000	StoneX Financial, Inc.	9,898
06/20/2024	USD	497,380	JPY	72,647,000	StoneX Financial, Inc.	11,107
06/20/2024	USD	805,123	KRW	1,073,240,000	StoneX Financial, Inc.	4,240
06/20/2024	USD	284,908	NOK	3,000,000	StoneX Financial, Inc.	7,817
06/20/2024	USD	379,050	NZD	618,000	StoneX Financial, Inc.	9,379
06/20/2024	USD	1,180,461	SGD	1,566,000	StoneX Financial, Inc.	15,650
06/20/2024	USD	550,411	THB	19,597,000	StoneX Financial, Inc.	9,539
06/20/2024	USD	995,314	TWD	31,306,000	StoneX Financial, Inc.	7,572
06/20/2024	USD	243,390	ZAR	4,594,000	StoneX Financial, Inc.	2,488
06/20/2024	ZAR	2,262,375	EUR	110,000	StoneX Financial, Inc.	(578)
						$14,158

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
INR - Indian Rupee
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Blueprint Chesapeake Multi Asset Trend ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$31,515,561	$–	$–	$31,515,561
Exchange Traded Funds	11,999,006	–	–	11,999,006
Closed End Investment Trusts	210,740	–	–	210,740
U.S. Treasury Bills	–	21,162,390	–	21,162,390
Total Assets	$43,725,307	$21,162,390	$–	$64,887,697

Liabilities:
Common Stocks	$(5,933,305)	$–	$–	$(5,933,305)
Total Liabilities	$(5,933,305)	$–	$–	$(5,933,305)

Other Financial Instruments(a):
Assets
Futures	$1,740,380	$–	$–	$1,740,380
Forwards	–	221,689	–	221,689
Total Assets	$1,740,380	$221,689	$–	$1,962,069

Liabilities
Futures	$(274,310)	$–	$–	$(481,841)
Forwards	–	(207,531)	–	(207,531)
Total Liabilities	$(274,310)	$(207,531)	$–	$(481,841)

Refer to the Schedule of Investments for industry classifications.

(a)
Other Financial Instruments are derivative instruments not reflected on the Consolidated Schedule of Investments, such as futures and forwards contracts, which are presented at the unrealized appreciation/depreciation on the investment.